Supplemental Balance Sheet Information -Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,497	$ 5,507	$ 4,480
Less: Accumulated depreciation	(2,100)	(1,684)	(1,038)
Property and equipment, net	4,397	3,823	3,442
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,337	4,580	3,823
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	172	172	172
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	125	125	9
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	459	384	246
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	246	246	$ 230
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 158	$ 0